Flight operation expenses (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Flight Operation Expenses

	2021 RMB million	2020 RMB million	2019 RMB million
Jet fuel costs	25,505	18,797	42,814
Flight personnel payroll and welfare	10,763	10,232	12,709
Air catering expenses	1,577	1,765	3,975
Civil Aviation Development Fund	1,059	—	2,332
Aircraft operating lease charges	920	977	1,412
Training expenses	690	857	1,142
Aircraft insurance	184	191	192
Others	4,871	4,726	5,990

	45,569	37,545	70,566